UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/2013

Check here if Amendment [ ]; Amendment Number:
                                                ---------


This Amendment (Check only one):             [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stieven Capital Advisors, L.P.
           ----------------------------------
Address:   12412 Powerscourt Drive, Suite 250
           ----------------------------------
           St. Louis, MO  63131
           ----------------------------------

13F File Number:  028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel M. Ellefson
        ---------------------------
Title:  Officer - Managing Director
        ---------------------------
Phone:  314-779-2450
        ---------------------------

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson        St. Louis, MO              May 13, 2013
--------------------------    ---------------          -----------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 57

Form 13F Information Table Value Total:     $      185,215
                                            --------------
                                            (In Thousands)


List of Other Included Managers:  NONE


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

                                                        FORM 13F INFORMATION TABLE


 COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  --------    ---------  --------  --------------------  ---------- -------- -----------------------
                               TITLE OF                VALUE     SHRS OR   SHR/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS     CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED  NONE
-----------------------------  --------    ---------  -------   ---------  ---  ----  ---------- -------- ---------  ------  ----
AMERICAN CAP MTG INVT CORP     COM         02504A104     904       35,000   SH          SOLE                 35,000   0       0
ANCHOR BANCORP WA              COM         032838104   3,866      245,431   SH          SOLE                245,431   0       0
BANCORPSOUTH INC               COM         059692103     170       10,400   SH          SOLE                 10,400   0       0
BANK COMM HLDGS                COM         06424J103     991      193,389   SH          SOLE                193,389   0       0
BANK OF AMERICA CORPORATION    COM         060505104   6,963      571,700   SH          SOLE                571,700   0       0
BANK OF MARIN BANCORP          COM         063425102   3,482       86,858   SH          SOLE                 86,858   0       0
BBCN BANCORP INC               COM         073295107   2,228      170,604   SH          SOLE                170,604   0       0
BNC BANCORP                    COM         05566T101   3,682      367,445   SH          SOLE                367,445   0       0
BSB BANCORP INC MD             COM         05573H108   3,276      237,206   SH          SOLE                237,206   0       0
CAPITAL ONE FINL CORP          COM         14040H105   7,347      133,700   SH          SOLE                133,700   0       0
CAROLINA BK HLDGS INC GREENS   COM         143785103   1,701      146,910   SH          SOLE                146,910   0       0
CHARTER FINL CORP WEST PT GA   COM         16122M100   1,940      151,649   SH          SOLE                151,649   0       0
CITIGROUP INC                  COM NEW     172967424   5,729      129,500   SH          SOLE                129,500   0       0
CITIZENS REPUBLIC BANCORP IN   COM NEW     174420307   6,052      268,388   SH          SOLE                268,388   0       0
COMMERCE BANCSHARES INC        COM         200525103     551       13,501   SH          SOLE                 13,501   0       0
COMMUNITY WEST BANCSHARES      COM         204157101   2,040      429,382   SH          SOLE                429,382   0       0
CU BANCORP CALIF               COM         126534106   1,330      102,439   SH          SOLE                102,439   0       0
ELLINGTON FINANCIAL LLC        COM         288522303     676       27,300   SH          SOLE                 27,300   0       0
ENTERPRISE FINL SVCS CORP      COM         293712105   1,544      107,700   SH          SOLE                107,700   0       0
EVANS BANCORP INC              COM NEW     29911Q208     996       55,144   SH          SOLE                 55,144   0       0
FIDELITY SOUTHERN CORP NEW     COM         316394105   3,364      292,489   SH          SOLE                292,489   0       0
FIFTH THIRD BANCORP            COM         316773100   6,809      417,500   SH          SOLE                417,500   0       0
FIRST CMNTY BANCSHARES INC N   COM         31983A103   2,363      149,100   SH          SOLE                149,100   0       0
FIRST FINL BANCORP OH          COM         320209109   3,540      220,586   SH          SOLE                220,586   0       0
FIRST FINL HLDGS INC           COM         320239106   2,622      125,100   SH          SOLE                125,100   0       0
FIRST M & F CORP               COM         320744105   1,558      110,100   SH          SOLE                110,100   0       0
FIRST MIDWEST BANCORP DEL      COM         320867104   2,162      162,800   SH          SOLE                162,800   0       0
HANMI FINL CORP                COM NEW     410495204   7,056      440,983   SH          SOLE                440,983   0       0
HERITAGE FINL CORP WASH        COM         42722X106   2,379      164,074   SH          SOLE                164,074   0       0
JPMORGAN CHASE & CO            COM         46625H100   3,047       64,200   SH          SOLE                 64,200   0       0
KENNEDY-WILSON HLDGS INC       COM         489398107   2,738      176,500   SH          SOLE                176,500   0       0
M & T BK CORP                  *W EXP12/18 55261F112   4,209      139,100   SH          SOLE                139,100   0       0
MALVERN BANCORP INC            COM         561409103     132       10,850   SH          SOLE                 10,850   0       0
MERIDIAN INTERSTAT BANCORP I   COM         58964Q104   3,115      166,145   SH          SOLE                166,145   0       0
NEWCASTLE INVT CORP            COM         65105M108   2,470      221,100   SH          SOLE                221,100   0       0
NORTH VALLEY BANCORP           COM NEW     66304M204   1,745       98,612   SH          SOLE                 98,612   0       0
ORIENTAL FINL GROUP INC        COM         68618W100   5,835      376,200   SH          SOLE                376,200   0       0
PACIFIC CONTINENTAL CORP       COM         69412V108   1,397      125,100   SH          SOLE                125,100   0       0
PACIFIC PREMIER BANCORP        COM         69478X105   2,013      153,100   SH          SOLE                153,100   0       0
PNC FINL SVCS GROUP INC        COM         693475105   4,855       73,000   SH          SOLE                 73,000   0       0
PORTER BANCORP INC             COM         736233107     255      283,614   SH          SOLE                283,614   0       0
PREFERRED BK LOS ANGELES CA    COM NEW     740367404   5,885      372,915   SH          SOLE                372,915   0       0
REGIONS FINL CORP NEW          COM         7591EP100   4,907      599,200   SH          SOLE                599,200   0       0
RENASANT CORP                  COM         75970E107     624       27,900   SH          SOLE                 27,900   0       0
RIVERVIEW BANCORP INC          COM         769397100   1,587      601,275   SH          SOLE                601,275   0       0
SIMMONS 1ST NATL CORP          CL A $1 PAR 828730200     258       10,200   SH          SOLE                 10,200   0       0
SOUTHWEST BANCORP INC OKLA     COM         844767103   2,858      227,552   SH          SOLE                227,552   0       0
STERLING BANCORP               COM         859158107   3,122      307,300   SH          SOLE                307,300   0       0
SUFFOLK BANCORP                COM         864739107   4,465      313,559   SH          SOLE                313,559   0       0
SYNOVUS FINL CORP              COM         87161C105   4,329    1,562,918   SH          SOLE              1,562,918   0       0
TFS FINL CORP                  COM         87240R107  12,619    1,164,125   SH          SOLE              1,164,125   0       0
TOWER FINANCIAL CORP           COM         891769101   3,095      230,813   SH          SOLE                230,813   0       0
WEBSTER FINL CORP CONN         COM         947890109   3,047      125,600   SH          SOLE                125,600   0       0
WELLS FARGO & CO NEW           COM         949746101   5,989      161,900   SH          SOLE                161,900   0       0
WILSHIRE BANCORP INC           COM         97186T108   3,013      444,400   SH          SOLE                444,400   0       0
WINTRUST FINANCIAL CORP        COM         97650W108   2,079       56,122   SH          SOLE                 56,122   0       0
YADKIN VALLEY FINANCIAL CORP   COM         984314104   8,203    2,045,698   SH          SOLE              2,045,698   0       0
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